First Quarter Report
November 30, 2022 (Unaudited)
Columbia Balanced Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Balanced Fund, November 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 7.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACM Auto Trust(a)
Subordinated Series 2022-1A Class C
04/20/2029	5.480%	10,625,000	10,331,859
ALM Ltd.(a),(b)
Series 2022-20A Class A2
3-month Term SOFR + 2.000% Floor 2.000% 07/15/2037	5.864%	8,450,000	8,252,557
American Credit Acceptance Receivables Trust(a)
Series 2020-1 Class D
03/13/2026	2.390%	16,660,781	16,454,472
Subordinated Series 2021-1 Class C
03/15/2027	0.830%	6,576,866	6,464,581
Subordinated Series 2021-2 Class E
07/13/2027	2.540%	3,850,000	3,550,194
Apidos CLO XI(a),(b)
Series 2012-11A Class BR3
3-month USD LIBOR + 1.650% Floor 1.650% 04/17/2034	5.729%	12,575,000	12,058,406
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class A1B
3-month USD LIBOR + 1.150% Floor 1.150% 01/20/2031	5.393%	5,925,000	5,755,865
Aqua Finance Trust(a)
Series 2021-A Class A
07/17/2046	1.540%	4,008,617	3,651,804
Ares LVIII CLO Ltd.(a),(b)
Series 2020-58A Class DR
3-month Term SOFR + 3.200% Floor 3.200% 01/15/2035	7.064%	3,025,000	2,605,118
ARES XLVII CLO Ltd.(a),(b)
Series 2018-47A Class B
3-month USD LIBOR + 1.450% Floor 1.450% 04/15/2030	5.529%	3,450,000	3,309,530
Avant Loans Funding Trust(a)
Subordinated Series 2021-REV1 Class C
07/15/2030	2.300%	2,100,000	1,901,278
Bain Capital Credit CLO Ltd.(a),(b)
Series 2021-7A Class B
3-month USD LIBOR + 1.650% Floor 1.650% 01/22/2035	5.975%	15,750,000	14,853,321
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ballyrock CLO Ltd.(a),(b)
Series 2018-1A Class A1
3-month USD LIBOR + 1.000% 04/20/2031	5.243%	3,450,000	3,387,110
Barings CLO Ltd.(a),(b)
Series 2018-4A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 10/15/2030	5.779%	22,000,000	21,267,224
Basswood Park CLO Ltd.(a),(b)
Series 2021-1A Class A
3-month USD LIBOR + 1.000% Floor 1.000% 04/20/2034	5.243%	6,725,000	6,507,070
Carbone CLO Ltd.(a),(b)
Series 2017-1A Class A1
3-month USD LIBOR + 1.140% Floor 1.140% 01/20/2031	5.383%	12,000,000	11,798,520
Carlyle CLO Ltd.(a),(b)
Series C17A Class CR
3-month USD LIBOR + 2.800% Floor 2.800% 04/30/2031	7.215%	1,925,000	1,746,373
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month USD LIBOR + 1.400% 01/20/2030	5.643%	2,000,000	1,902,344
Carlyle US CLO Ltd.(a),(b)
Series 2016-4A Class A2R
3-month USD LIBOR + 1.450% Floor 1.450% 10/20/2027	5.693%	21,575,000	20,889,498
Carmax Auto Owner Trust
Subordinated Series 2021-1 Class C
12/15/2026	0.940%	1,650,000	1,494,733
Cascade Funding Mortgage Trust(a)
CMO Series 2021-GRN1 Class A
03/20/2041	1.100%	3,862,804	3,543,878
Crossroads Asset Trust(a)
Subordinated Series 2021-A Class B
06/20/2025	1.120%	1,175,000	1,146,251
Drive Auto Receivables Trust
Subordinated Series 2020-2 Class D
05/15/2028	3.050%	1,875,000	1,829,014
Subordinated Series 2021-2 Class D
03/15/2029	1.390%	22,110,000	20,092,695
2	Columbia Balanced Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dryden CLO Ltd.(a),(b)
Series 2018-55A Class A1
3-month USD LIBOR + 1.020% 04/15/2031	5.099%	8,450,000	8,315,307
Dryden Senior Loan Fund(a),(b)
Series 2015-41A Class AR
3-month USD LIBOR + 0.970% Floor 0.970% 04/15/2031	5.049%	13,175,000	12,915,966
Series 2016-42A Class BR
3-month USD LIBOR + 1.550% 07/15/2030	5.629%	6,025,000	5,791,881
DT Auto Owner Trust(a)
Series 2019-3A Class D
04/15/2025	2.960%	8,232,713	8,104,213
Series 2020-2A Class D
03/16/2026	4.730%	850,000	839,080
Subordinated Series 2020-1A Class D
11/17/2025	2.550%	8,900,000	8,663,056
Subordinated Series 2020-3A Class D
06/15/2026	1.840%	6,125,000	5,702,259
Exeter Automobile Receivables Trust(a)
Series 2019-4A Class D
09/15/2025	2.580%	7,707,200	7,543,556
Subordinated Series 2020-1A Class D
12/15/2025	2.730%	6,500,000	6,365,740
Subordinated Series 2020-2A Class D
04/15/2026	4.730%	2,200,000	2,181,643
Exeter Automobile Receivables Trust
Subordinated Series 2020-3A Class D
07/15/2026	1.730%	3,775,000	3,605,194
Subordinated Series 2021-1A Class D
11/16/2026	1.080%	7,752,000	7,146,689
Subordinated Series 2021-3A Class D
06/15/2027	1.550%	25,630,000	22,592,102
Foundation Finance Trust(a)
Series 2019-1A Class A
11/15/2034	3.860%	1,192,460	1,165,622
Foursight Capital Automobile Receivables Trust(a)
Subordinated Series 2021-1 Class D
03/15/2027	1.320%	5,075,000	4,728,303
Freed ABS Trust(a)
Subordinated Series 2021-1CP Class C
03/20/2028	2.830%	600,000	588,387
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2019-4A Class C
08/15/2025	3.060%	6,125,000	6,028,155
Subordinated Series 2020-1A Class C
11/17/2025	2.720%	9,550,000	9,337,077
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GoldentTree Loan Management US CLO 1 Ltd.(a),(b)
Series 2021-10A Class A
3-month USD LIBOR + 1.100% Floor 1.100% 07/20/2034	5.343%	9,175,000	8,911,971
Hilton Grand Vacations Trust(a)
Series 2018-AA Class A
02/25/2032	3.540%	1,154,464	1,109,084
Series 2019-AA Class A
07/25/2033	2.340%	2,707,222	2,526,384
Jay Park CLO Ltd.(a),(b)
Series 2016-1A Class A2R
3-month USD LIBOR + 1.450% 10/20/2027	5.693%	17,575,000	17,235,679
LendingPoint Asset Securitization Trust(a)
Subordinated Series 2020-REV1 Class B
10/15/2028	4.494%	10,200,000	9,894,894
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	2,243,065	2,180,446
Madison Park Funding XLVIII Ltd.(a),(b)
Series 2021-48A Class A
3-month USD LIBOR + 1.150% Floor 1.150% 04/19/2033	5.377%	3,025,000	2,966,962
Madison Park Funding XXXIII Ltd.(a),(b)
Series 2019-33A Class BR
3-month Term SOFR + 1.800% Floor 1.800% 10/15/2032	4.128%	16,325,000	15,536,111
Magnetite XII Ltd.(a),(b)
Series 2015-12A Class ARR
3-month USD LIBOR + 1.100% Floor 1.100% 10/15/2031	5.179%	13,830,000	13,550,012
MVW Owner Trust(a)
Series 2017-1A Class A
12/20/2034	2.420%	2,351,491	2,290,044
Octagon Investment Partners 39 Ltd.(a),(b)
Series 2018-3A Class B
3-month USD LIBOR + 1.850% Floor 1.650% 10/20/2030	6.093%	22,575,000	21,769,501
OHA Credit Funding Ltd.(a),(b)
Series 2021-8A Class A
3-month USD LIBOR + 1.190% Floor 1.190% 01/18/2034	3.930%	4,025,000	3,928,714
Pagaya AI Debt Trust(a)
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	4,324,428	3,810,992

Columbia Balanced Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Palmer Square Loan Funding Ltd.(a),(b)
Series 2021-4A Class B
3-month USD LIBOR + 1.750% Floor 1.750% 10/15/2029	5.829%	10,000,000	9,408,900
Race Point IX CLO Ltd.(a),(b)
Series 2015-9A Class A2R
3-month USD LIBOR + 0.450% Floor 1.450% 10/15/2030	4.529%	12,200,000	11,557,426
Redding Ridge Asset Management Ltd.(a),(b)
Series 2018-4A Class A2
3-month USD LIBOR + 1.550% 04/15/2030	5.629%	3,000,000	2,908,314
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	5,436,145	4,775,923
Santander Consumer Auto Receivables Trust(a)
Subordinated Series 2021-AA Class C
11/16/2026	1.030%	1,275,000	1,159,435
Subordinated Series 2021-AA Class D
01/15/2027	1.570%	1,050,000	949,512
Santander Drive Auto Receivables Trust
Series 2020-2 Class D
09/15/2026	2.220%	5,825,000	5,647,901
Subordinated Series 2020-3 Class D
11/16/2026	1.640%	41,490,000	39,559,483
SCF Equipment Leasing LLC(a)
Series 2019-2A Class B
08/20/2026	2.760%	8,025,000	7,719,466
Series 2020-1A Class C
08/21/2028	2.600%	4,850,000	4,393,221
Sierra Timeshare Receivables Funding LLC(a)
Series 2018-2A Class A
06/20/2035	3.500%	798,404	787,039
Series 2018-3A Class A
09/20/2035	3.690%	554,465	547,783
Theorem Funding Trust(a)
Subordinated Series 2021-1A Class B
12/15/2027	1.840%	4,200,000	3,887,804
Upstart Pass-Through Trust(a)
Series 2021-ST10 Class A
01/20/2030	2.250%	13,873,842	13,121,442
Series 2021-ST2 Class A
04/20/2027	2.500%	889,450	837,199
Series 2021-ST7 Class A
09/20/2029	1.850%	3,029,249	2,814,836
Series 2021-ST9 Class A
11/20/2029	1.700%	1,794,036	1,688,032
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Upstart Securitization Trust(a)
Series 2020-2 Class A
11/20/2030	2.309%	1,868,562	1,825,229
Subordinated Series 2021-2 Class B
06/20/2031	1.750%	2,860,000	2,712,169
Subordinated Series 2021-3 Class B
07/20/2031	1.660%	2,844,000	2,645,749
VSE Voi Mortgage LLC(a)
Series 2018-A Class A
02/20/2036	3.560%	1,324,158	1,281,145
Total Asset-Backed Securities — Non-Agency (Cost $556,949,299)			532,346,727

Commercial Mortgage-Backed Securities - Non-Agency 6.4%

1211 Avenue of the Americas Trust(a)
Series 2015-1211 Class A1A2
08/10/2035	3.901%	7,955,000	7,350,768
American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	2,602,422	2,488,979
Series 2014-SFR3 Class A
12/17/2036	3.678%	3,027,854	2,903,910
Series 2015-SFR1 Class A
04/17/2052	3.467%	3,157,506	2,981,697
Series 2015-SFR2 Class A
10/17/2052	3.732%	2,385,800	2,264,988
AMSR Trust(a)
Subordinated Series 2020-SFR2 Class C
07/17/2037	2.533%	2,799,000	2,535,551
Ashford Hospitality Trust(a),(b)
Series 2018-KEYS Class B
1-month USD LIBOR + 1.450% Floor 1.450% 05/15/2035	5.325%	16,800,000	16,191,632
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 10/15/2037	5.125%	7,370,000	6,959,709
Subordinated Series 2018-BXH Class C
1-month USD LIBOR + 1.500% Floor 1.500% 10/15/2037	5.375%	3,975,000	3,745,240
BB-UBS Trust(a)
Series 2012-SHOW Class A
11/05/2036	3.430%	8,475,000	7,892,285

4	Columbia Balanced Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month USD LIBOR + 1.250% Floor 1.250% 07/15/2035	5.126%	14,823,000	14,267,095
BPR Trust(a),(b)
Subordinated Series 2021-TY Class D
1-month USD LIBOR + 2.350% Floor 2.350% 09/15/2038	6.225%	6,000,000	5,669,263
BX Commercial Mortgage Trust(a),(b)
Series 2019-XL Class C
1-month USD LIBOR + 1.250% Floor 1.250% 10/15/2036	5.125%	6,056,250	5,889,911
BX Mortgage Trust(a),(b)
Series 2021-PAC Class D
1-month USD LIBOR + 1.298% Floor 1.298% 10/15/2036	5.174%	14,175,000	13,034,939
BX Trust(a),(b)
Series 2019-ATL Class C
1-month USD LIBOR + 1.587% Floor 1.587%, Cap 1.587% 10/15/2036	5.462%	4,422,000	4,212,214
Subordinated Series 2019-ATL Class D
1-month USD LIBOR + 1.887% Floor 1.887% 10/15/2036	5.762%	3,895,000	3,632,414
CIM Retail Portfolio Trust(a),(b)
Series 2021-RETL Class D
1-month USD LIBOR + 3.050% Floor 3.050% 08/15/2036	6.925%	18,562,500	18,120,594
Citigroup Commercial Mortgage Trust(a),(c)
Subordinated Series 2020-420K Class C
11/10/2042	3.422%	2,500,000	2,048,805
Subordinated Series 2020-420K Class D
11/10/2042	3.422%	2,250,000	1,712,078
CLNY Trust(a),(b)
Subordinated Series 2019-IKPR Class D
1-month USD LIBOR + 2.025% Floor 2.025% 11/15/2038	5.900%	11,925,000	10,969,742
COMM Mortgage Trust(a),(c)
Subordinated Series 2020-CBM Class D
02/10/2037	3.754%	2,925,000	2,568,526
COMM Mortgage Trust(a)
Subordinated Series 2020-CX Class B
11/10/2046	2.446%	3,275,000	2,455,169
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSAIL Commercial Mortgage Trust
Series 2019-C16 Class A3
06/15/2052	3.329%	23,720,000	20,739,900
Extended Stay America Trust(a),(b)
Series 2021-ESH Class E
1-month USD LIBOR + 2.850% Floor 2.850% 07/15/2038	6.725%	1,879,170	1,776,282
Series 2021-ESH Class F
1-month USD LIBOR + 3.700% Floor 3.700% 07/15/2038	7.112%	1,952,384	1,836,334
FirstKey Homes Trust(a)
Subordinated Series 2020-SFR1 Class D
08/17/2037	2.241%	4,225,000	3,767,158
Subordinated Series 2020-SFR2 Class D
10/19/2037	1.968%	18,600,000	16,308,192
GS Mortgage Securities Corp II(a),(b)
Series 2022-ECI Class A
1-month Term SOFR + 2.195% Floor 2.195% 08/15/2039	5.040%	9,075,000	9,008,606
GS Mortgage Securities Corp. Trust(a)
Series 2017-485L Class A
02/10/2037	3.721%	3,835,000	3,343,441
GS Mortgage Securities Corp. Trust(a),(b)
Subordinated CMO Series 2021-IP Class D
1-month USD LIBOR + 2.100% Floor 2.100% 10/15/2036	5.975%	5,425,000	4,942,423
Home Partners of America Trust(a)
Subordinated Series 2019-2 Class D
10/19/2039	3.121%	6,428,363	5,648,395
Subordinated Series 2021-2 Class B
12/17/2026	2.302%	41,469,028	35,416,474
Invitation Homes Trust(a),(b)
Series 2018-SFR1 Class A
1-month USD LIBOR + 0.700% Floor 0.700% 03/17/2037	4.576%	11,300,647	11,099,232
Series 2018-SFR4 Class A
1-month USD LIBOR + 1.100% Floor 1.000% 01/17/2038	5.004%	19,967,247	19,593,968
JPMBB Commercial Mortgage Securities Trust(c)
Series 2013-C14 Class ASB
08/15/2046	3.761%	898,632	888,717
JPMorgan Chase Commercial Mortgage Securities Trust(a),(c)
Subordinated Series 2021-2NU Class B
01/05/2040	2.077%	3,800,000	2,921,716

Columbia Balanced Fund | First Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-2NU Class C
01/05/2040	2.077%	1,500,000	1,127,013
KKR Industrial Portfolio Trust(a),(b)
Subordinated Series 2021-KDIP Class D
1-month USD LIBOR + 1.250% Floor 1.250% 12/15/2037	5.125%	2,325,000	2,170,231
Life Mortgage Trust(a),(b)
Subordinated Series 2021-BMR Class D
1-month USD LIBOR + 1.400% Floor 1.400% 03/15/2038	5.275%	4,472,514	4,203,295
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C29 Class A3
05/15/2049	3.058%	5,928,750	5,522,628
Series 2017-C34 Class A3
11/15/2052	3.276%	14,135,000	12,947,027
Morgan Stanley Capital I Trust
Series 2015-UBS8 Class A3
12/15/2048	3.540%	10,754,415	10,107,367
Morgan Stanley Capital I Trust(a),(c)
Series 2019-MEAD Class D
11/10/2036	3.283%	7,392,500	6,407,591
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class C
1-month USD LIBOR + 2.200% Floor 2.200% 01/15/2036	6.073%	6,950,000	6,473,532
Subordinated Series 2020-1NYP Class D
1-month USD LIBOR + 2.750% Floor 2.750% 01/15/2036	6.623%	2,600,000	2,392,877
Progress Residential Trust(a)
Series 2019-SFR3 Class C
09/17/2036	2.721%	4,750,000	4,427,110
Series 2019-SFR3 Class D
09/17/2036	2.871%	7,049,000	6,562,836
Series 2019-SFR4 Class C
10/17/2036	3.036%	17,766,000	16,774,332
Series 2020-SFR1 Class C
04/17/2037	2.183%	2,075,000	1,884,555
Series 2020-SFR1 Class D
04/17/2037	2.383%	4,200,000	3,802,744
Series 2020-SFR2 Class A
06/17/2037	2.078%	2,571,823	2,375,931
Series 2022-SFR5 Class A
06/17/2039	4.451%	12,940,668	12,224,056
Subordinated Series 2020-SFR2 Class C
06/17/2037	3.077%	600,000	558,095
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2020-SFR2 Class D
06/17/2037	3.874%	775,000	725,570
Subordinated Series 2021-SFR8 Class D
10/17/2038	2.082%	11,910,000	9,822,761
RBS Commercial Funding, Inc., Trust(a),(c)
Series 2013-GSP Class A
01/15/2032	3.961%	7,141,000	6,855,278
SFO Commercial Mortgage Trust(a),(b)
Subordinated Series 2021-555 Class E
1-month USD LIBOR + 2.900% Floor 2.900% 05/15/2038	6.775%	3,025,000	2,680,707
SPGN TFLM Mortgage Trust(a),(b)
Series 2022 Class A
1-month Term SOFR + 1.550% Floor 1.550% 02/15/2039	5.344%	30,525,000	29,589,091
STAR Trust(a),(b)
Series 2022-SFR3 Class A
1-month Term SOFR + 1.650% Floor 1.650% 05/17/2024	5.525%	16,947,944	16,779,646
Subordinated Series 2022-SFR3 Class B
1-month Term SOFR + 1.950% Floor 1.950% 05/17/2024	5.825%	12,100,000	11,923,313
Tricon American Homes(a)
Series 2020-SFR1 Class C
07/17/2038	2.249%	4,100,000	3,577,368
Tricon American Homes Trust(a)
Subordinated Series 2020-SFR2 Class D
11/17/2039	2.281%	6,775,000	5,601,405
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5 Class A4
03/10/2046	3.185%	1,147,786	1,144,087
Wells Fargo Commercial Mortgage Trust
Series 2015-C28 Class A3
05/15/2048	3.290%	6,658,082	6,341,523
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2020-SDAL Class D
1-month USD LIBOR + 2.090% Floor 2.090%, Cap 4.500% 02/15/2037	5.965%	3,400,000	3,202,325
Series 2021-FCMT Class A
1-month USD LIBOR + 1.200% Floor 1.200% 05/15/2031	5.075%	4,750,000	4,515,094
Series 2021-FCMT Class D
1-month USD LIBOR + 3.500% Floor 3.500% 05/15/2031	7.375%	3,925,000	3,712,322

6	Columbia Balanced Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WF-RBS Commercial Mortgage Trust
Series 2013-C15 Class A3
08/15/2046	3.881%	3,257,767	3,230,961
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $532,891,301)			486,849,018

Common Stocks 58.6%
Issuer	Shares	Value ($)
Communication Services 6.4%
Entertainment 1.6%
Endeavor Group Holdings, Inc., Class A(d)	899,042	19,769,934
Take-Two Interactive Software, Inc.(d)	543,487	57,441,141
Walt Disney Co. (The)(d)	486,542	47,617,865
Total		124,828,940
Interactive Media & Services 3.2%
Alphabet, Inc., Class A(d)	841,821	85,015,503
Alphabet, Inc., Class C(d)	771,778	78,296,878
Match Group, Inc.(d)	704,352	35,612,037
Meta Platforms, Inc., Class A(d)	207,857	24,547,912
ZoomInfo Technologies, Inc., Class A(d)	595,239	17,023,835
Total		240,496,165
Media 0.5%
Comcast Corp., Class A	952,777	34,909,749
Wireless Telecommunication Services 1.1%
T-Mobile US, Inc.(d)	569,191	86,209,669
Total Communication Services		486,444,523
Consumer Discretionary 4.0%
Automobiles 0.5%
Tesla, Inc.(d)	181,391	35,316,828
Hotels, Restaurants & Leisure 0.2%
McDonald’s Corp.	57,002	15,549,575
Internet & Direct Marketing Retail 2.1%
Amazon.com, Inc.(d)	1,652,265	159,509,663
Specialty Retail 0.8%
Lowe’s Companies, Inc.	100,952	21,457,348
TJX Companies, Inc. (The)	466,430	37,337,721
Total		58,795,069
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 0.4%
Tapestry, Inc.	925,740	34,965,200
Total Consumer Discretionary		304,136,335
Consumer Staples 4.3%
Beverages 0.2%
Monster Beverage Corp.(d)	142,775	14,685,837
Food & Staples Retailing 2.1%
Sysco Corp.	746,389	64,570,112
Walmart, Inc.	628,750	95,834,075
Total		160,404,187
Food Products 1.0%
Mondelez International, Inc., Class A	1,120,059	75,727,189
Household Products 0.8%
Procter & Gamble Co. (The)	408,092	60,871,003
Personal Products 0.2%
Coty, Inc., Class A(d)	2,176,570	17,129,606
Total Consumer Staples		328,817,822
Energy 3.2%
Oil, Gas & Consumable Fuels 3.2%
Canadian Natural Resources Ltd.	901,915	53,862,364
Chevron Corp.	640,382	117,388,424
EOG Resources, Inc.	488,240	69,295,903
Total		240,546,691
Total Energy		240,546,691
Financials 7.1%
Banks 3.1%
Bank of America Corp.	2,286,686	86,551,065
JPMorgan Chase & Co.	368,689	50,945,446
Wells Fargo & Co.	2,079,892	99,730,821
Total		237,227,332
Capital Markets 1.6%
BlackRock, Inc.	42,436	30,384,176
MSCI, Inc.	45,232	22,970,167
State Street Corp.	869,130	69,243,587
Total		122,597,930
Consumer Finance 0.0%
American Express Co.	30,506	4,807,441

Columbia Balanced Fund | First Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Financial Services 1.9%
Berkshire Hathaway, Inc., Class B(d)	445,527	141,944,902
Insurance 0.5%
Aon PLC, Class A	122,889	37,884,221
Total Financials		544,461,826
Health Care 8.7%
Biotechnology 1.4%
BioMarin Pharmaceutical, Inc.(d)	395,061	39,893,260
Vertex Pharmaceuticals, Inc.(d)	221,941	70,222,132
Total		110,115,392
Health Care Equipment & Supplies 1.4%
Abbott Laboratories	547,570	58,907,581
Boston Scientific Corp.(d)	1,010,937	45,765,118
Total		104,672,699
Health Care Providers & Services 1.8%
CVS Health Corp.	652,909	66,518,369
Elevance Health, Inc.	134,661	71,763,540
Total		138,281,909
Life Sciences Tools & Services 0.7%
IQVIA Holdings, Inc.(d)	105,149	22,924,585
Thermo Fisher Scientific, Inc.	56,543	31,676,519
Total		54,601,104
Pharmaceuticals 3.4%
Eli Lilly & Co.	271,184	100,630,959
Johnson & Johnson	869,798	154,824,044
Total		255,455,003
Total Health Care		663,126,107
Industrials 5.0%
Aerospace & Defense 1.2%
Raytheon Technologies Corp.	916,602	90,486,949
Airlines 0.4%
Southwest Airlines Co.(d)	776,603	30,994,226
Industrial Conglomerates 1.3%
General Electric Co.	610,646	52,497,237
Honeywell International, Inc.	213,193	46,806,523
Total		99,303,760
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 0.7%
Parker-Hannifin Corp.	174,300	52,105,242
Road & Rail 1.4%
Uber Technologies, Inc.(d)	2,223,088	64,780,784
Union Pacific Corp.	189,438	41,189,505
Total		105,970,289
Total Industrials		378,860,466
Information Technology 16.0%
Electronic Equipment, Instruments & Components 0.7%
TE Connectivity Ltd.	368,305	46,450,626
Zebra Technologies Corp., Class A(d)	34,270	9,262,496
Total		55,713,122
IT Services 2.4%
Fidelity National Information Services, Inc.	360,816	26,188,025
International Business Machines Corp.	136,921	20,387,537
MasterCard, Inc., Class A	205,117	73,103,699
Visa, Inc., Class A	308,520	66,948,840
Total		186,628,101
Semiconductors & Semiconductor Equipment 2.7%
Advanced Micro Devices, Inc.(d)	422,501	32,798,753
Lam Research Corp.	96,189	45,437,760
Marvell Technology, Inc.	277,552	12,911,719
Microchip Technology, Inc.	317,950	25,178,460
NVIDIA Corp.	393,246	66,549,021
QUALCOMM, Inc.	167,056	21,130,913
Total		204,006,626
Software 6.8%
Adobe, Inc.(d)	249,888	86,193,868
Intuit, Inc.	182,542	74,402,294
Microsoft Corp.	1,150,020	293,416,103
Palo Alto Networks, Inc.(d)	225,459	38,305,484
Salesforce, Inc.(d)	147,042	23,563,480
Total		515,881,229
Technology Hardware, Storage & Peripherals 3.4%
Apple, Inc.	1,728,007	255,796,877
Total Information Technology		1,218,025,955

8	Columbia Balanced Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 1.4%
Chemicals 1.4%
Corteva, Inc.	503,858	33,839,103
International Flavors & Fragrances, Inc.	426,383	45,119,849
Sherwin-Williams Co. (The)	99,421	24,773,725
Total		103,732,677
Total Materials		103,732,677
Real Estate 0.9%
Equity Real Estate Investment Trusts (REITS) 0.9%
American Tower Corp.	316,645	70,057,706
Total Real Estate		70,057,706
Utilities 1.6%
Electric Utilities 0.9%
American Electric Power Co., Inc.	730,725	70,734,180
Multi-Utilities 0.7%
Public Service Enterprise Group, Inc.	825,291	49,971,370
Total Utilities		120,705,550
Total Common Stocks (Cost $2,861,124,122)		4,458,915,658

Convertible Bonds 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	438,000	283,605
Total Convertible Bonds (Cost $417,486)			283,605

Corporate Bonds & Notes 7.2%

Aerospace & Defense 0.3%
BAE Systems PLC(a)
04/15/2030	3.400%	7,500,000	6,701,778
Boeing Co. (The)
05/01/2040	5.705%	10,815,000	10,325,952
Bombardier, Inc.(a)
04/15/2027	7.875%	285,000	280,462
Northrop Grumman Corp.
02/15/2031	7.750%	2,319,000	2,708,050
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	114,000	119,972
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.(a)
12/15/2025	8.000%	393,000	401,141
03/15/2026	6.250%	1,044,000	1,037,918
TransDigm, Inc.
11/15/2027	5.500%	369,000	347,772
05/01/2029	4.875%	285,000	250,024
Total			22,173,069
Airlines 0.0%
Air Canada(a)
08/15/2026	3.875%	183,000	167,440
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	827,175	803,968
04/20/2029	5.750%	237,298	221,588
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	267,484	253,465
United Airlines, Inc.(a)
04/15/2026	4.375%	245,000	227,895
04/15/2029	4.625%	252,000	223,104
Total			1,897,460
Automotive 0.1%
Ford Motor Co.
02/12/2032	3.250%	200,000	158,509
Ford Motor Credit Co. LLC
02/10/2025	2.300%	210,000	192,838
06/16/2025	5.125%	68,000	65,834
11/13/2025	3.375%	481,000	444,072
01/09/2027	4.271%	350,000	324,432
05/28/2027	4.950%	355,000	335,935
08/17/2027	4.125%	277,000	252,292
11/04/2027	7.350%	172,000	178,570
02/16/2028	2.900%	162,000	136,257
11/13/2030	4.000%	194,000	164,149
IAA Spinco, Inc.(a)
06/15/2027	5.500%	725,000	712,441
IHO Verwaltungs GmbH(a),(e)
09/15/2026	4.750%	264,544	227,128
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	625,000	611,567
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	93,000	91,961
05/15/2027	8.500%	353,000	346,069
Total			4,242,054
Banking 1.7%
Bank of America Corp.(f)
04/23/2040	4.078%	28,000,000	23,822,517
Citigroup, Inc.(f)
01/25/2033	3.057%	16,000,000	13,162,476

Columbia Balanced Fund | First Quarter Report 2022	9

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Discover Bank
09/13/2028	4.650%	4,950,000	4,620,770
Goldman Sachs Group, Inc. (The)(f)
02/24/2033	3.102%	20,500,000	17,026,967
HSBC Holdings PLC(f)
05/24/2032	2.804%	15,000,000	11,616,369
JPMorgan Chase & Co.(f)
Subordinated
05/13/2031	2.956%	29,000,000	24,029,154
Morgan Stanley(f)
01/22/2031	2.699%	16,000,000	13,439,133
PNC Financial Services Group, Inc. (The)(f)
Subordinated
06/06/2033	4.626%	4,500,000	4,141,883
State Street Corp.
Subordinated
03/03/2031	2.200%	5,001,000	4,061,371
Wells Fargo & Co.(f)
04/30/2041	3.068%	21,750,000	16,127,055
Total			132,047,695
Brokerage/Asset Managers/Exchanges 0.0%
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	229,000	231,459
Hightower Holding LLC(a)
04/15/2029	6.750%	293,000	243,202
NFP Corp(a)
10/01/2030	7.500%	262,000	251,974
NFP Corp.(a)
08/15/2028	4.875%	290,000	252,684
08/15/2028	6.875%	867,000	733,422
Total			1,712,741
Building Materials 0.0%
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	310,000	287,844
05/15/2029	4.125%	186,000	156,429
Interface, Inc.(a)
12/01/2028	5.500%	145,000	117,940
James Hardie International Finance DAC(a)
01/15/2028	5.000%	238,000	219,605
SRS Distribution, Inc.(a)
07/01/2028	4.625%	142,000	126,660
07/01/2029	6.125%	276,000	229,056
12/01/2029	6.000%	344,000	283,407
Standard Industries, Inc.(a)
02/15/2027	5.000%	61,000	56,499
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
White Cap Buyer LLC(a)
10/15/2028	6.875%	404,000	349,685
Total			1,827,125
Cable and Satellite 0.2%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	426,000	400,461
02/01/2028	5.000%	151,000	138,556
03/01/2030	4.750%	642,000	552,912
08/15/2030	4.500%	682,000	574,570
02/01/2032	4.750%	277,000	231,501
CSC Holdings LLC(a)
02/01/2028	5.375%	258,000	231,722
02/01/2029	6.500%	361,000	328,917
01/15/2030	5.750%	335,000	228,177
12/01/2030	4.125%	298,000	228,090
02/15/2031	3.375%	233,000	167,977
DIRECTV Holdings LLC/Financing Co., Inc.(a)
08/15/2027	5.875%	230,000	210,999
DISH DBS Corp.
03/15/2023	5.000%	33,000	32,776
06/01/2029	5.125%	324,000	213,105
DISH DBS Corp.(a)
12/01/2028	5.750%	388,000	316,173
DISH Network Corp.(a)
11/15/2027	11.750%	268,000	275,443
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	316,000	258,963
09/15/2028	6.500%	419,000	230,644
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	204,000	184,526
07/01/2029	5.500%	227,000	211,622
Time Warner Cable LLC
05/01/2037	6.550%	8,210,000	7,912,359
Videotron Ltd.(a)
06/15/2029	3.625%	197,000	167,625
Virgin Media Finance PLC(a)
07/15/2030	5.000%	299,000	244,747
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	303,000	276,539
08/15/2030	4.500%	192,000	160,595
VZ Secured Financing BV(a)
01/15/2032	5.000%	387,000	320,036
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	241,000	195,547
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	332,000	304,865

10	Columbia Balanced Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ziggo BV(a)
01/15/2030	4.875%	425,000	361,194
Total			14,960,641
Chemicals 0.1%
Avient Corp.(a)
08/01/2030	7.125%	217,000	212,888
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	119,000	97,467
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	553,000	506,692
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	209,000	196,528
Dow Chemical Co. (The)
10/01/2034	4.250%	3,500,000	3,090,998
Element Solutions, Inc.(a)
09/01/2028	3.875%	387,000	331,105
HB Fuller Co.
10/15/2028	4.250%	516,000	459,651
Herens Holdco Sarl(a)
05/15/2028	4.750%	256,000	206,750
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	162,000	143,813
Ingevity Corp.(a)
11/01/2028	3.875%	198,000	168,830
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	278,000	272,710
Iris Holdings, Inc.(a),(e)
02/15/2026	8.750%	135,000	114,719
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	467,000	378,375
10/01/2029	6.250%	181,000	130,236
SPCM SA(a)
03/15/2027	3.125%	133,000	114,085
WR Grace Holdings LLC(a)
10/01/2024	5.625%	133,000	130,044
06/15/2027	4.875%	427,000	382,561
08/15/2029	5.625%	606,000	499,398
Total			7,436,850
Construction Machinery 0.0%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	106,000	91,658
Herc Holdings, Inc.(a)
07/15/2027	5.500%	117,000	109,432
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	34,000	33,539
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Rentals North America, Inc.
01/15/2030	5.250%	198,000	187,348
Total			421,977
Consumer Cyclical Services 0.0%
Arches Buyer, Inc.(a)
06/01/2028	4.250%	306,000	251,710
12/01/2028	6.125%	378,000	304,983
Match Group, Inc.(a)
02/15/2029	5.625%	191,000	176,861
Staples, Inc.(a)
04/15/2026	7.500%	117,000	104,355
Uber Technologies, Inc.(a)
05/15/2025	7.500%	359,000	361,398
01/15/2028	6.250%	247,000	240,714
08/15/2029	4.500%	558,000	486,080
Total			1,926,101
Consumer Products 0.0%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	400,000	357,503
Mattel, Inc.(a)
04/01/2026	3.375%	113,000	103,835
04/01/2029	3.750%	222,000	194,458
Newell Brands, Inc.
09/15/2027	6.375%	79,000	77,705
09/15/2029	6.625%	111,000	109,517
Prestige Brands, Inc.(a)
01/15/2028	5.125%	399,000	378,302
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	135,000	103,553
02/01/2032	4.375%	136,000	105,458
Spectrum Brands, Inc.(a)
10/01/2029	5.000%	131,000	112,179
07/15/2030	5.500%	16,000	13,730
Tempur Sealy International, Inc.(a)
10/15/2031	3.875%	212,000	164,796
Total			1,721,036
Diversified Manufacturing 0.2%
Carrier Global Corp.
04/05/2040	3.377%	5,000,000	3,894,873
Gates Global LLC/Co.(a)
01/15/2026	6.250%	524,000	505,315
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	8,500,000	8,017,432
Madison IAQ LLC(a)
06/30/2028	4.125%	207,000	179,006
06/30/2029	5.875%	213,000	156,292

Columbia Balanced Fund | First Quarter Report 2022	11

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Resideo Funding, Inc.(a)
09/01/2029	4.000%	554,000	438,661
Stevens Holding Co., Inc.(a)
10/01/2026	6.125%	71,000	71,310
Vertical Holdco GmbH(a)
07/15/2028	7.625%	182,000	151,150
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	151,000	136,278
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	268,000	271,359
06/15/2028	7.250%	287,000	290,900
Total			14,112,576
Electric 0.6%
Calpine Corp.(a)
02/15/2028	4.500%	188,000	171,996
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	368,000	343,375
02/15/2031	3.750%	479,000	404,345
01/15/2032	3.750%	102,000	81,979
CMS Energy Corp.
03/01/2044	4.875%	1,612,000	1,454,710
Emera US Finance LP
06/15/2046	4.750%	7,485,000	5,978,881
Eversource Energy
03/01/2032	3.375%	3,625,000	3,186,431
Exelon Corp.(a)
03/15/2052	4.100%	5,300,000	4,332,505
Indiana Michigan Power Co.
03/15/2037	6.050%	3,700,000	3,869,928
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	80,000	66,749
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	305,000	287,013
NRG Energy, Inc.(a)
02/15/2029	3.375%	190,000	158,669
06/15/2029	5.250%	154,000	141,980
02/15/2031	3.625%	272,000	219,027
02/15/2032	3.875%	483,000	393,106
Ohio Edison Co.(a)
01/15/2033	5.500%	5,850,000	5,894,473
PG&E Corp.
07/01/2030	5.250%	220,000	199,014
Progress Energy, Inc.
03/01/2031	7.750%	5,000,000	5,734,152
Southern Co. (The)
07/01/2046	4.400%	7,640,000	6,471,156
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	75,000	72,563
02/15/2027	5.625%	354,000	342,356
07/31/2027	5.000%	379,000	354,956
05/01/2029	4.375%	113,000	101,076
Xcel Energy, Inc.
06/01/2030	3.400%	6,000,000	5,373,202
Total			45,633,642
Environmental 0.1%
GFL Environmental, Inc.(a)
12/15/2026	5.125%	319,000	307,062
Waste Connections, Inc.
01/15/2033	4.200%	6,000,000	5,667,923
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	517,000	477,236
Total			6,452,221
Finance Companies 0.0%
Navient Corp.
06/25/2025	6.750%	200,000	194,511
OneMain Finance Corp.
09/15/2030	4.000%	16,000	12,084
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	291,000	257,017
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2031	3.875%	353,000	272,991
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	587,000	431,442
Springleaf Finance Corp.
03/15/2024	6.125%	221,000	215,590
Total			1,383,635
Food and Beverage 0.3%
Anheuser-Busch InBev Worldwide, Inc.
01/15/2042	4.950%	7,500,000	7,188,345
Bacardi Ltd.(a)
05/15/2038	5.150%	8,350,000	7,578,649
Darling Ingredients, Inc.(a)
06/15/2030	6.000%	275,000	269,413
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	464,000	425,295
JBS USA LUX SA/Food Co./Finance, Inc.(a)
12/01/2031	3.750%	191,000	158,957
Kraft Heinz Foods Co.
06/01/2046	4.375%	7,000,000	5,897,026

12	Columbia Balanced Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pilgrim’s Pride Corp.(a)
04/15/2031	4.250%	515,000	447,554
03/01/2032	3.500%	556,000	449,636
Post Holdings, Inc.(a)
03/01/2027	5.750%	182,000	177,485
01/15/2028	5.625%	152,000	144,990
04/15/2030	4.625%	322,000	282,677
09/15/2031	4.500%	115,000	97,147
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	621,000	535,320
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	149,000	123,255
US Foods, Inc.(a)
04/15/2025	6.250%	58,000	58,120
02/15/2029	4.750%	269,000	242,538
06/01/2030	4.625%	175,000	153,397
Total			24,229,804
Gaming 0.0%
Boyd Gaming Corp.
12/01/2027	4.750%	240,000	223,813
Boyd Gaming Corp.(a)
06/15/2031	4.750%	166,000	145,654
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	594,000	499,759
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	310,000	306,526
07/01/2025	6.250%	371,000	366,059
07/01/2027	8.125%	269,000	270,060
International Game Technology PLC(a)
02/15/2025	6.500%	113,000	113,693
04/15/2026	4.125%	122,000	114,814
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	261,000	225,388
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	434,000	367,273
Wynn Resorts Finance LLC/Capital Corp.(a)
04/15/2025	7.750%	160,000	160,181
Total			2,793,220
Health Care 0.4%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	318,000	299,630
04/15/2029	5.000%	161,000	148,467
AdaptHealth LLC(a)
03/01/2030	5.125%	618,000	529,005
Avantor Funding, Inc.(a)
07/15/2028	4.625%	283,000	260,332
11/01/2029	3.875%	339,000	290,715
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Becton Dickinson and Co.
12/15/2044	4.685%	4,087,000	3,743,512
Catalent Pharma Solutions, Inc.(a)
04/01/2030	3.500%	136,000	112,202
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	160,000	145,761
03/15/2029	3.750%	122,000	106,815
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	75,000	63,743
04/15/2029	6.875%	240,000	128,327
05/15/2030	5.250%	587,000	448,398
CVS Health Corp.
03/25/2048	5.050%	6,500,000	6,019,796
GE Healthcare Holding LLC(a)
11/22/2052	6.377%	4,286,000	4,765,436
HCA, Inc.(a)
03/15/2052	4.625%	10,525,000	8,466,990
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	58,000	49,856
10/01/2029	5.250%	287,000	233,961
Owens & Minor, Inc.(a)
04/01/2030	6.625%	169,000	150,066
Select Medical Corp.(a)
08/15/2026	6.250%	811,000	784,809
Tenet Healthcare Corp.
07/15/2024	4.625%	106,000	103,727
Tenet Healthcare Corp.(a)
02/01/2027	6.250%	370,000	356,380
11/01/2027	5.125%	237,000	222,060
10/01/2028	6.125%	331,000	291,970
01/15/2030	4.375%	186,000	161,993
06/15/2030	6.125%	179,000	169,678
Total			28,053,629
Healthcare Insurance 0.1%
Anthem, Inc.
03/01/2028	4.101%	1,500,000	1,450,942
Centene Corp.
12/15/2029	4.625%	476,000	442,452
UnitedHealth Group, Inc.
05/15/2062	4.950%	8,000,000	7,684,468
Total			9,577,862
Home Construction 0.0%
Meritage Homes Corp.
06/01/2025	6.000%	302,000	299,526
Meritage Homes Corp.(a)
04/15/2029	3.875%	276,000	233,887

Columbia Balanced Fund | First Quarter Report 2022	13

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	167,000	144,194
Taylor Morrison Communities, Inc.(a)
06/15/2027	5.875%	70,000	67,050
08/01/2030	5.125%	201,000	175,395
Total			920,052
Independent Energy 0.1%
Apache Corp.
09/01/2040	5.100%	180,000	147,993
02/01/2042	5.250%	70,000	57,119
Callon Petroleum Co.
07/01/2026	6.375%	588,000	564,496
CNX Resources Corp.(a)
03/14/2027	7.250%	31,000	30,888
01/15/2029	6.000%	176,000	165,549
01/15/2031	7.375%	70,000	69,597
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	392,000	360,585
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	329,000	321,967
05/01/2029	5.000%	267,000	245,941
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2028	5.750%	346,000	340,516
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	379,000	362,490
02/01/2029	5.750%	103,000	94,515
04/15/2030	6.000%	131,000	120,915
04/15/2032	6.250%	121,000	110,970
Matador Resources Co.
09/15/2026	5.875%	425,000	416,194
Occidental Petroleum Corp.
09/01/2030	6.625%	1,487,000	1,551,831
09/15/2036	6.450%	649,000	653,431
SM Energy Co.
09/15/2026	6.750%	253,000	251,873
Southwestern Energy Co.
02/01/2032	4.750%	570,000	501,511
Total			6,368,381
Integrated Energy 0.0%
Cenovus Energy, Inc.
02/15/2052	3.750%	4,675,000	3,370,511
Leisure 0.1%
Carnival Corp.(a)
03/01/2026	7.625%	111,000	93,381
03/01/2027	5.750%	697,000	518,263
08/01/2028	4.000%	341,000	283,792
05/01/2029	6.000%	274,000	194,174
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%	181,000	187,491
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	139,000	138,531
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC
10/01/2028	6.500%	359,000	345,036
Cinemark USA, Inc.(a)
05/01/2025	8.750%	88,000	89,693
03/15/2026	5.875%	308,000	269,472
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	291,000	277,005
05/15/2027	6.500%	204,000	204,343
10/15/2027	4.750%	109,000	97,017
NCL Corp., Ltd.(a)
03/15/2026	5.875%	152,000	125,690
NCL Finance Ltd.(a)
03/15/2028	6.125%	78,000	61,194
Royal Caribbean Cruises Ltd.(a)
07/01/2026	4.250%	392,000	324,912
08/31/2026	5.500%	120,000	104,069
07/15/2027	5.375%	118,000	97,936
04/01/2028	5.500%	255,000	208,653
Royal Caribbean Cruises Ltd.
03/15/2028	3.700%	208,000	156,466
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%	335,000	325,742
Total			4,102,860
Life Insurance 0.3%
CoreBridge Financial, Inc.(a)
04/05/2052	4.400%	5,500,000	4,433,425
Five Corners Funding Trust II(a)
05/15/2030	2.850%	10,500,000	8,892,213
MetLife, Inc.
07/15/2052	5.000%	1,193,000	1,153,712
Pacific LifeCorp(a)
09/15/2052	5.400%	5,690,000	5,452,780
Voya Financial, Inc.
06/15/2046	4.800%	4,528,000	3,701,511
Total			23,633,641
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
05/01/2028	5.750%	230,000	225,369

14	Columbia Balanced Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 0.2%
Cengage Learning, Inc.(a)
06/15/2024	9.500%	176,000	166,975
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	312,000	234,086
06/01/2029	7.500%	290,000	215,289
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	559,000	485,918
iHeartCommunications, Inc.
05/01/2026	6.375%	40,481	38,424
05/01/2027	8.375%	551,365	489,969
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	170,000	151,504
01/15/2028	4.750%	318,000	274,019
Magallanes, Inc.(a)
03/15/2062	5.391%	13,497,000	10,434,735
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	287,000	262,473
03/15/2030	4.625%	194,000	163,731
Roblox Corp.(a)
05/01/2030	3.875%	381,000	311,734
Scripps Escrow II, Inc.(a)
01/15/2029	3.875%	46,000	38,712
01/15/2031	5.375%	88,000	71,847
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	71,000	63,773
Univision Communications, Inc.(a)
05/01/2029	4.500%	157,000	134,408
06/30/2030	7.375%	210,000	209,559
Total			13,747,156
Metals and Mining 0.1%
Allegheny Technologies, Inc.
10/01/2029	4.875%	189,000	161,728
10/01/2031	5.125%	301,000	257,045
Constellium NV(a)
02/15/2026	5.875%	523,000	499,244
Constellium SE(a)
06/15/2028	5.625%	595,000	545,829
04/15/2029	3.750%	849,000	696,376
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	803,000	737,463
04/01/2029	6.125%	274,000	246,411
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%	187,000	164,393
06/01/2031	4.500%	479,000	404,204
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Novelis Corp.(a)
11/15/2026	3.250%	177,000	158,977
01/30/2030	4.750%	330,000	297,885
08/15/2031	3.875%	170,000	139,926
Total			4,309,481
Midstream 0.6%
Cheniere Energy Partners LP
10/01/2029	4.500%	122,000	111,987
03/01/2031	4.000%	237,000	207,058
01/31/2032	3.250%	407,000	331,185
Cheniere Energy, Inc.
10/15/2028	4.625%	158,000	145,605
CNX Midstream Partners LP(a)
04/15/2030	4.750%	220,000	184,085
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	194,000	189,652
DT Midstream, Inc.(a)
06/15/2029	4.125%	199,000	174,989
06/15/2031	4.375%	232,000	200,439
Energy Transfer Partners LP
02/01/2042	6.500%	3,000,000	2,984,017
EQM Midstream Partners LP
08/01/2024	4.000%	141,000	135,750
EQM Midstream Partners LP(a)
07/01/2025	6.000%	358,000	351,977
06/01/2027	7.500%	91,000	91,857
07/01/2027	6.500%	202,000	199,358
06/01/2030	7.500%	109,000	110,016
01/15/2031	4.750%	791,000	673,947
Holly Energy Partners LP/Finance Corp.(a)
04/15/2027	6.375%	236,000	231,167
02/01/2028	5.000%	267,000	243,210
Kinder Morgan Energy Partners LP
03/01/2044	5.500%	7,000,000	6,492,011
MPLX LP
02/15/2049	5.500%	7,000,000	6,322,982
NuStar Logistics LP
06/01/2026	6.000%	220,000	213,316
04/28/2027	5.625%	245,000	232,647
10/01/2030	6.375%	246,000	230,704
Plains All American Pipeline LP/Finance Corp.
01/15/2037	6.650%	10,060,000	10,091,056
Targa Resources Partners LP/Finance Corp.
03/01/2030	5.500%	257,000	247,051
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	235,000	203,863

Columbia Balanced Fund | First Quarter Report 2022	15

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	308,000	268,658
08/15/2031	4.125%	514,000	443,446
11/01/2033	3.875%	267,000	217,295
Western Gas Partners LP
08/15/2048	5.500%	177,000	147,066
Western Midstream Operating LP
03/01/2028	4.500%	397,000	372,085
Western Midstream Operating LP(f)
02/01/2050	5.500%	6,375,000	5,199,834
Williams Companies, Inc. (The)
09/15/2045	5.100%	6,500,000	5,850,134
Total			43,098,447
Natural Gas 0.1%
NiSource, Inc.
02/15/2044	4.800%	8,002,000	7,149,101
Oil Field Services 0.0%
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	169,000	156,945
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	351,273	347,887
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	161,000	153,685
Total			658,517
Other Industry 0.0%
Picasso Finance Sub, Inc.(a)
06/15/2025	6.125%	219,000	218,530
Other REIT 0.0%
Blackstone Mortgage Trust, Inc.(a)
01/15/2027	3.750%	175,000	154,042
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	498,000	473,209
02/01/2027	4.250%	169,000	147,495
06/15/2029	4.750%	510,000	420,232
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%	276,000	255,594
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%	155,000	132,527
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	138,000	126,025
09/15/2029	4.000%	129,000	108,178
Total			1,817,302
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Packaging 0.0%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%	354,000	345,657
09/01/2029	4.000%	602,000	485,476
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%	226,000	199,016
Canpack SA/US LLC(a)
11/15/2029	3.875%	428,000	337,185
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	388,000	364,245
Total			1,731,579
Pharmaceuticals 0.3%
1375209 BC Ltd.(a)
01/30/2028	9.000%	42,000	41,249
AbbVie, Inc.
11/06/2042	4.400%	8,000,000	7,160,449
Amgen, Inc.
09/01/2053	2.770%	12,184,000	7,553,224
AstraZeneca Finance LLC
05/28/2031	2.250%	3,500,000	2,945,470
Bausch Health Companies, Inc.(a)
02/01/2027	6.125%	130,000	86,386
08/15/2027	5.750%	170,000	110,332
06/01/2028	4.875%	96,000	58,817
09/30/2028	11.000%	75,000	57,811
10/15/2030	14.000%	14,000	7,874
Bristol Myers Squibb Co.
02/20/2048	4.550%	3,418,000	3,166,947
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	211,000	176,507
Organon Finance 1 LLC(a)
04/30/2028	4.125%	144,000	129,581
04/30/2031	5.125%	415,000	368,209
Total			21,862,856
Property & Casualty 0.2%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	451,000	406,163
10/15/2027	6.750%	721,000	664,685
11/01/2029	5.875%	197,000	168,386
AssuredPartners, Inc.(a)
08/15/2025	7.000%	120,000	115,584
01/15/2029	5.625%	372,000	316,055
Berkshire Hathaway Finance Corp.
03/15/2052	3.850%	9,000,000	7,354,502
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	417,000	354,112

16	Columbia Balanced Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HUB International Ltd.(a)
05/01/2026	7.000%	295,000	291,651
12/01/2029	5.625%	378,000	332,544
Loews Corp.
05/15/2030	3.200%	4,000,000	3,502,573
Radian Group, Inc.
03/15/2027	4.875%	126,000	113,986
Ryan Specialty Group LLC(a)
02/01/2030	4.375%	48,000	41,023
USI, Inc.(a)
05/01/2025	6.875%	232,000	228,193
Total			13,889,457
Railroads 0.1%
CSX Corp.
03/15/2044	4.100%	5,000,000	4,270,045
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	3.875%	359,000	320,951
10/15/2030	4.000%	117,000	97,650
IRB Holding Corp.(a)
06/15/2025	7.000%	361,000	362,014
Total			780,615
Retailers 0.1%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	248,000	216,367
02/15/2032	5.000%	270,000	228,328
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	237,000	202,387
L Brands, Inc.(a)
07/01/2025	9.375%	33,000	34,871
10/01/2030	6.625%	406,000	380,579
L Brands, Inc.
06/15/2029	7.500%	143,000	143,453
Lithia Motors, Inc.(a)
01/15/2031	4.375%	120,000	101,538
Lowe’s Companies, Inc.
04/01/2052	4.250%	10,000,000	8,212,046
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	263,000	240,239
02/15/2029	7.750%	217,000	202,035
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	133,000	100,503
Total			10,062,346
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supermarkets 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	95,000	97,388
02/15/2028	5.875%	158,000	151,213
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	130,000	117,977
Total			366,578
Technology 0.4%
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	254,000	228,376
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	88,000	85,888
Broadcom, Inc.(a)
02/15/2051	3.750%	10,047,000	7,068,401
Camelot Finance SA(a)
11/01/2026	4.500%	118,000	111,925
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	160,000	143,540
07/01/2029	4.875%	466,000	399,130
CommScope Technologies LLC(a)
06/15/2025	6.000%	168,000	157,327
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	409,000	338,292
Dun & Bradstreet Corp. (The)(a)
12/15/2029	5.000%	233,000	200,529
Entegris Escrow Corp.(a)
06/15/2030	5.950%	319,000	300,321
Gartner, Inc.(a)
10/01/2030	3.750%	260,000	224,929
HealthEquity, Inc.(a)
10/01/2029	4.500%	165,000	144,548
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	176,000	134,545
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	200,000	162,705
Iron Mountain, Inc.(a)
09/15/2027	4.875%	91,000	85,607
03/15/2028	5.250%	159,000	148,767
07/15/2028	5.000%	350,000	321,084
07/15/2030	5.250%	167,000	150,290
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	532,000	311,230
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	409,000	305,706

Columbia Balanced Fund | First Quarter Report 2022	17

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NCR Corp.(a)
09/01/2027	5.750%	154,000	149,750
10/01/2028	5.000%	499,000	434,076
04/15/2029	5.125%	393,000	338,123
10/01/2030	5.250%	18,000	15,209
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	234,000	225,326
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	9,000,000	7,824,693
Oracle Corp.
04/15/2038	6.500%	4,500,000	4,696,969
Picard Midco, Inc.(a)
03/31/2029	6.500%	345,000	301,736
RELX Capital, Inc.
05/20/2032	4.750%	2,768,000	2,709,231
Sensata Technologies BV(a)
09/01/2030	5.875%	207,000	197,571
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	354,000	334,562
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	284,000	281,980
Verscend Escrow Corp.(a)
08/15/2026	9.750%	409,000	409,490
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	575,000	486,280
Total			29,428,136
Transportation Services 0.1%
ERAC USA Finance LLC(a)
10/15/2037	7.000%	5,050,000	5,507,484
Wireless 0.2%
Altice France Holding SA(a)
02/15/2028	6.000%	547,000	370,153
Altice France SA(a)
02/01/2027	8.125%	209,000	199,933
01/15/2028	5.500%	582,000	485,825
07/15/2029	5.125%	200,000	155,219
American Tower Corp.
08/15/2029	3.800%	4,750,000	4,348,368
Sprint Capital Corp.
03/15/2032	8.750%	236,000	282,170
Sprint Corp.
03/01/2026	7.625%	282,000	296,237
T-Mobile US, Inc.
01/15/2053	5.650%	7,000,000	7,019,682
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	165,000	132,431
07/15/2031	4.750%	331,000	271,229
Total			13,561,247
Wirelines 0.2%
AT&T, Inc.
09/15/2053	3.500%	12,115,000	8,554,512
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	257,000	184,161
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	163,000	168,576
Iliad Holding SAS(a)
10/15/2026	6.500%	339,000	323,137
10/15/2028	7.000%	505,000	476,790
Verizon Communications, Inc.
03/22/2061	3.700%	8,000,000	5,767,059
Total			15,474,235
Total Corporate Bonds & Notes (Cost $635,736,896)			549,157,264

Exchange-Traded Equity Funds 0.9%
	Shares	Value ($)
International Mid Large Cap 0.9%
iShares Core MSCI EAFE ETF	1,079,495	68,062,160
Total Exchange-Traded Equity Funds (Cost $72,408,419)		68,062,160

Foreign Government Obligations(g) 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.0%
NOVA Chemicals Corp.(a)
06/01/2024	4.875%	145,000	141,735
06/01/2027	5.250%	217,000	195,467
05/15/2029	4.250%	290,000	243,863
Total			581,065
Total Foreign Government Obligations (Cost $633,179)			581,065

18	Columbia Balanced Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency 11.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
07/01/2029- 09/01/2043	3.500%	641,668	617,538
10/01/2031- 10/01/2039	6.000%	117,080	120,728
06/01/2032- 07/01/2032	7.000%	110,741	114,182
12/01/2036- 01/01/2039	5.500%	53,027	55,729
03/01/2038	6.500%	1,399	1,442
10/01/2038- 05/01/2041	5.000%	121,657	124,943
05/01/2039- 10/01/2040	4.500%	352,579	353,425
12/01/2042	3.000%	294,204	270,280
CMO Series 1614 Class MZ
11/15/2023	6.500%	551	552
Federal Home Loan Mortgage Corp.(b)
12-month USD LIBOR + 1.709% Cap 11.157% 08/01/2036	3.574%	5,899	5,947
12-month USD LIBOR + 1.765% Cap 11.140% 12/01/2036	2.015%	550	535
Federal Home Loan Mortgage Corp.(h)
01/01/2038	6.000%	158,787	166,854
05/01/2038	5.500%	80,729	84,542
11/01/2039- 06/01/2041	4.500%	858,764	861,771
05/01/2041	5.000%	217,010	220,588
01/01/2043- 06/01/2046	3.500%	563,773	528,615
08/01/2043- 05/01/2045	3.000%	4,840,252	4,404,600
Federal National Mortgage Association(h)
12/01/2025- 03/01/2046	3.500%	4,599,821	4,389,119
07/01/2027- 09/01/2049	3.000%	3,268,368	3,007,842
10/01/2043- 02/01/2044	4.500%	555,641	554,452
08/01/2044	4.000%	138,726	135,508
Federal National Mortgage Association
01/01/2026- 05/01/2027	3.500%	346,905	338,549
01/01/2029- 06/01/2044	4.000%	606,905	605,443
06/01/2031	7.000%	53,019	54,646
07/01/2032- 03/01/2037	6.500%	135,489	139,732
06/01/2037- 02/01/2038	5.500%	60,513	63,512
05/01/2040- 06/01/2044	4.500%	809,385	810,722
08/01/2043	3.000%	104,707	95,947
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2006-M2 Class A2A
10/25/2032	5.271%	220,234	216,488
Uniform Mortgage-Backed Security TBA(i)
12/15/2037- 12/13/2052	3.000%	173,650,000	154,660,302
12/15/2037- 12/13/2052	3.500%	153,900,000	142,389,449
12/13/2052	2.000%	51,775,000	42,643,589
12/13/2052	2.500%	136,975,000	117,167,131
12/13/2052	4.000%	164,200,000	155,265,210
12/13/2052	4.500%	112,825,000	109,810,457
12/13/2052	5.000%	104,200,000	103,679,000
Total Residential Mortgage-Backed Securities - Agency (Cost $812,624,725)			843,959,369

Residential Mortgage-Backed Securities - Non-Agency 11.2%

510 Asset Backed Trust(a),(c)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	9,116,482	8,441,502
Ajax Mortgage Loan Trust(a),(c)
CMO Series 2021-A Class A1
09/25/2065	1.065%	15,105,564	13,151,085
CMO Series 2021-B Class A
06/25/2066	2.239%	7,234,116	6,617,621
Angel Oak Mortgage Trust(a),(c)
CMO Series 2020-6 Class A3
05/25/2065	1.775%	848,432	713,915
CMO Series 2020-6 Class M1
05/25/2065	2.805%	2,575,000	1,898,085
CMO Series 2020-R1 Class A1
04/25/2053	0.990%	3,911,784	3,398,653
CMO Series 2022-6 Class A1
07/25/2067	4.300%	28,305,548	26,431,942
Angel Oak Mortgage Trust I LLC(a),(c)
CMO Series 2018-3 Class A3
09/25/2048	3.853%	69,028	68,519
Bellemeade Re Ltd.(a),(b)
CMO Series 2020-3A Class M1B
1-month USD LIBOR + 2.850% Floor 2.850% 10/25/2030	6.894%	136,541	136,533
CMO Series 2021-1A Class M1C
30-day Average SOFR + 2.950% Floor 2.950% 03/25/2031	4.464%	5,337,000	4,946,308
CMO Series 2021-3A Class M1A
30-day Average SOFR + 1.000% Floor 1.000% 09/25/2031	4.521%	10,334,667	10,115,903

Columbia Balanced Fund | First Quarter Report 2022	19

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BRAVO Residential Funding Trust(a),(c)
CMO Series 2020-NQM1 Class A1
05/25/2060	1.449%	1,267,637	1,151,887
CMO Series 2020-RPL1 Class A1
05/26/2059	2.500%	4,086,532	3,765,170
CMO Series 2021-A Class A1
10/25/2059	1.991%	7,980,832	7,562,412
CMO Series 2021-B Class A1
04/01/2069	2.115%	5,648,327	5,272,633
CMO Series 2021-NQM1 Class A1
02/25/2049	0.941%	7,998,670	6,736,232
CMO Series 2021-NQM1 Class A3
02/25/2049	1.332%	3,240,166	2,705,876
CMO Series 2021-NQM2 Class A3
03/25/2060	1.435%	2,120,822	1,985,359
CMO Series 2022-NQM3 Class A1
07/25/2062	5.108%	6,973,443	6,789,273
Subordinated CMO Series 2021-NQM2 Class B1
03/25/2060	3.044%	2,725,000	2,154,705
CHNGE Mortgage Trust(a),(c)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	14,509,911	12,987,380
CMO Series 2022-NQM1 Class A1
06/25/2067	5.528%	5,859,796	5,703,284
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.076% 09/25/2058	5.196%	6,990,169	6,835,950
CIM Trust(a),(c)
CMO Series 2021-NR1 Class A1
07/25/2055	2.569%	5,737,500	5,382,634
CMO Series 2021-NR2 Class A1
07/25/2059	2.568%	4,465,489	4,067,288
COLT Mortgage Loan Trust(a),(c)
CMO Series 2020-2 Class A1
03/25/2065	1.853%	211,240	205,629
CMO Series 2021-2R Class A1
07/27/2054	0.798%	2,453,117	2,007,496
CMO Series 2021-HX1 Class M1
10/25/2066	2.355%	3,250,000	1,947,847
CMO Series 2022-1 Class A1
12/27/2066	2.284%	15,143,012	12,794,764
CMO Series 2022-4 Class A1
03/25/2067	4.301%	12,817,647	12,015,058
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2020-R01 Class 1M2
1-month USD LIBOR + 2.050% 01/25/2040	6.066%	3,263,431	3,206,321
CMO Series 2022-R04 Class 1M2
30-day Average SOFR + 3.100% 03/25/2042	6.621%	7,200,000	6,967,354
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2021-AFC1 Class A1
03/25/2056	0.830%	4,512,196	3,292,761
CMO Series 2021-NQM1 Class A3
05/25/2065	1.199%	1,616,931	1,439,891
CMO Series 2021-NQM1 Class M1
05/25/2065	2.130%	1,075,000	749,681
CMO Series 2021-RPL1 Class A1
09/27/2060	1.668%	10,733,252	10,046,113
CMO Series 2021-RPL2 Class M1
01/25/2060	2.750%	4,775,000	3,463,070
CMO Series 2021-RPL2 Class M2
01/25/2060	3.250%	2,525,000	1,793,004
CMO Series 2022-ATH3 Class A1
08/25/2067	9.982%	7,244,475	6,927,744
CSMC Trust(a),(c)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	9,974,236	9,253,039
CMO Series 2021-RPL4 Class A1
12/27/2060	1.796%	7,419,018	6,539,864
Subordinated CMO Series 2020-RPL3 Class A1
03/25/2060	2.691%	5,177,036	4,929,055
Subordinated CMO Series 2020-RPL4 Class A1
01/25/2060	2.000%	4,214,899	3,723,770
CSMC Trust(a)
CMO Series 2019-AFC1 Class A1
07/25/2049	2.573%	2,739,998	2,516,718
Eagle Re Ltd.(a),(b)
CMO Series 2021-1 Class M1C
30-day Average SOFR + 2.700% Floor 2.700% 10/25/2033	5.697%	2,925,000	2,849,428
CMO Series 2021-2 Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 04/25/2034	5.571%	11,950,000	11,487,971
Ellington Financial Mortgage Trust(a),(c)
CMO Series 2019-2 Class A3
11/25/2059	3.046%	741,053	668,300
CMO Series 2020-1 Class A1
05/25/2065	2.006%	216,999	204,162

20	Columbia Balanced Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-2 Class A1
04/25/2067	4.299%	34,689,493	32,618,080
Equifirst Mortgage Loan Trust(c)
CMO Series 2003-1 Class IF1
12/25/2032	4.010%	24,167	21,862
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2020-DNA1 Class M2
1-month USD LIBOR + 1.700% 01/25/2050	5.716%	3,567,207	3,527,076
CMO Series 2021-DNA1 Class M2
30-day Average SOFR + 1.800% 01/25/2051	5.321%	3,581,208	3,433,333
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	5.171%	3,063,114	2,992,576
CMO Series 2021-HQA1 Class M1
30-day Average SOFR + 0.700% 08/25/2033	4.221%	653,515	651,385
CMO Series 2022-DNA3 Class M1B
30-day Average SOFR + 2.900% 04/25/2042	6.421%	7,000,000	6,694,162
CMO Series 2022-DNA4 Class M1A
30-day Average SOFR + 2.200% 05/25/2042	5.721%	17,766,438	17,658,695
Subordinated CMO Series 2022-DNA6 Class M1A
30-day Average SOFR + 2.150% 09/25/2042	5.671%	3,538,000	3,524,738
Freddie Mac STACR Trust(a),(b)
CMO Series 2019-DNA4 Class M2
1-month USD LIBOR + 1.950% 10/25/2049	5.966%	873,655	871,471
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(c)
CMO Series 2022-DNA2 Class M1B
02/25/2042	5.921%	16,150,000	15,161,076
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2022-DNA5 Class M1A
30-day Average SOFR + 2.950% 06/25/2042	6.471%	12,437,087	12,545,440
Subordinated CMO Series 2021-DNA7 Class M1
30-day Average SOFR + 0.850% 11/25/2041	3.847%	26,823,751	26,323,520
GCAT LLC(a),(c)
CMO Series 2020-3 Class A1
09/25/2025	2.981%	6,362,760	6,103,316
GCAT Trust(a),(c)
CMO Series 2019-RPL1 Class A1
10/25/2068	2.650%	5,384,915	5,032,351
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	19,692,204	18,250,605
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-NQM3 Class A1
04/25/2067	4.349%	34,119,291	32,109,310
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2021-3 Class M1A
30-day Average SOFR + 1.900% Floor 1.900% 02/25/2034	4.897%	2,070,094	2,020,131
GS Mortgage-Backed Securities Trust(a),(c)
CMO Series 2019-SL1 Class A1
01/25/2059	2.625%	919,066	913,889
CMO Series 2020-NQM1 Class A1
09/27/2060	1.382%	2,469,844	2,189,466
Home Re Ltd.(a),(b)
CMO Series 2021-1 Class M1B
1-month USD LIBOR + 1.550% 07/25/2033	5.566%	7,024,243	6,970,015
Homeward Opportunities Fund I Trust(a),(c)
CMO Series 2020-2 Class A3
05/25/2065	3.196%	3,450,000	3,053,325
Homeward Opportunities Fund Trust(a),(f)
CMO Series 2020-BPL1 Class A1
08/25/2025	3.228%	2,029,766	2,024,276
Imperial Fund Mortgage Trust(a),(c)
CMO Series 2021-NQM2 Class A3
09/25/2056	1.516%	5,988,728	4,384,670
Legacy Mortgage Asset Trust(a),(c)
CMO Series 2021-GS1 Class A1
10/25/2066	1.892%	7,559,994	6,524,641
CMO Series 2021-GS2 Class A1
04/25/2061	1.750%	14,998,548	13,475,236
MetLife Securitization Trust(a),(c)
CMO Series 2018-1A Class A
03/25/2057	3.750%	2,481,694	2,322,283
MFA Trust(a),(c)
CMO Series 2020-NQM3 Class M1
01/26/2065	2.654%	2,925,000	2,286,833
CMO Series 2021-NQM1 Class A1
04/25/2065	1.153%	4,712,604	3,965,426
CMO Series 2022-NQM2 Class A1
05/25/2067	4.000%	32,777,294	30,295,374
MFRA Trust(a),(c)
CMO Series 2021-INV1 Class A1
01/25/2056	0.852%	1,625,615	1,413,041
CMO Series 2021-INV1 Class A2
01/25/2056	1.057%	336,805	287,863
CMO Series 2021-INV1 Class A3
01/25/2056	1.262%	519,642	445,481

Columbia Balanced Fund | First Quarter Report 2022	21

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mill City Mortgage Loan Trust(a),(c)
CMO Series 2018-3 Class A1
08/25/2058	3.472%	5,142,881	4,874,912
CMO Series 2021-NMR1 Class M1
11/25/2060	1.850%	7,225,000	6,083,393
New Residential Mortgage Loan Trust(a)
CMO Series 2016-3A Class A1
09/25/2056	3.750%	852,543	782,634
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	2,879,013	2,620,331
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 10/25/2033	5.571%	5,275,000	5,094,134
OBX Trust(a),(b)
CMO Series 2020-EXP3 Class 2A1A
1-month USD LIBOR + 0.950% 01/25/2060	4.944%	1,233,512	1,216,145
Oceanview Mortgage Loan Trust(a)
CMO Series 2020-1 Class A1A
05/28/2050	1.733%	1,988,018	1,754,040
Preston Ridge Partners Mortgage(a),(c)
CMO Series 2021-4 Class A1
04/25/2026	1.867%	15,046,357	13,357,584
Preston Ridge Partners Mortgage Trust(a),(c)
CMO Series 2020-6 Class A1
11/25/2025	2.363%	3,736,101	3,468,077
CMO Series 2021-1 Class A1
01/25/2026	2.115%	6,419,145	5,850,805
CMO Series 2021-10 Class A1
10/25/2026	2.487%	8,822,105	7,770,996
CMO Series 2021-2 Class A1
03/25/2026	2.115%	5,257,699	4,774,048
CMO Series 2021-3 Class A1
04/25/2026	1.867%	8,972,278	7,886,527
CMO Series 2021-9 Class A1
10/25/2026	2.363%	14,130,159	12,591,119
Pretium Mortgage Credit Partners LLC(a),(c)
CMO Series 2021-NPL6 Class A1
07/25/2051	2.487%	22,617,709	20,904,891
PRKCM Trust(a),(c)
CMO Series 2021-AFC2 Class A3
11/25/2056	2.893%	12,941,000	7,199,991
CMO Series 2021-AFC2 Class M1
11/25/2056	3.443%	9,528,000	6,297,508
Subordinated CMO Series 2021-AFC2 Class B1
11/25/2056	3.701%	8,383,000	5,206,946
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PRPM LLC(a),(c)
CMO Series 2021-RPL1 Class A1
07/25/2051	1.319%	4,050,347	3,597,623
Radnor Re Ltd.(a),(b)
CMO Series 2020-1 Class M1A
1-month USD LIBOR + 0.950% Floor 0.950% 01/25/2030	4.994%	1,140,251	1,125,420
Subordinated CMO Series 2021-2 Class M1A
30-day Average SOFR + 1.850% Floor 1.850% 11/25/2031	4.847%	2,672,289	2,643,527
Subordinated CMO Series 2021-2 Class M1B
30-day Average SOFR + 3.700% Floor 3.700% 11/25/2031	6.697%	4,775,000	4,503,826
Residential Mortgage Loan Trust(a),(c)
CMO Series 2020-1 Class A3
01/26/2060	2.684%	1,074,395	993,464
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	3,470,593	3,276,894
CMO Series 2020-2 Class A3
04/25/2060	3.000%	6,125,000	5,792,155
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	964,676	851,008
CMO Series 2021-4 Class M1
08/25/2056	2.400%	3,475,000	2,061,005
Toorak Mortgage Corp., Ltd.(a),(c)
CMO Series 2020-1 Class A1
03/25/2023	2.734%	12,025,815	11,528,817
CMO Series 2021-1 Class A1
06/25/2024	2.240%	5,800,000	5,527,742
Towd Point HE Trust(a),(c)
CMO Series 2021-HE1 Class M2
02/25/2063	2.500%	2,800,000	2,341,534
Towd Point Mortgage Trust(a),(c)
CMO Series 2018-1 Class A1
01/25/2058	3.000%	1,010,201	971,041
CMO Series 2018-6 Class A1A
03/25/2058	3.750%	3,891,860	3,736,247
Towd Point Mortgage Trust(a),(b)
CMO Series 2019-HY1 Class A1
1-month USD LIBOR + 1.000% 10/25/2048	5.044%	3,118,204	3,074,733
CMO Series 2019-HY2 Class A1
1-month USD LIBOR + 1.000% Floor 1.000% 05/25/2058	5.016%	3,702,773	3,651,144

22	Columbia Balanced Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TVC Mortgage Trust(a)
CMO Series 2020-RTL1 Class A1
09/25/2024	3.474%	693,081	690,984
VCAT Asset Securitization LLC(a),(c)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	26,642,939	23,919,956
VCAT LLC(a),(c)
CMO Series 2021-NPL1 Class A1
12/26/2050	2.289%	1,039,992	995,228
Vericrest Opportunity Loan Transferee(a),(c)
CMO Series 2021-NP11 Class A1
08/25/2051	1.868%	13,498,708	11,895,497
Vericrest Opportunity Loan Transferee XCII LLC(a),(c)
CMO Series 2021-NPL1 Class A1
02/27/2051	1.893%	9,682,131	8,641,972
Vericrest Opportunity Loan Transferee XCIII LLC(a),(c)
CMO Series 2021-NPL2 Class A1
02/27/2051	1.893%	8,136,857	7,326,677
Vericrest Opportunity Loan Transferee XCIV LLC(a),(c)
CMO Series 2021-NPL3 Class A1
02/27/2051	2.240%	9,633,854	8,837,346
Vericrest Opportunity Loan Transferee XCIX LLC(a),(c)
CMO Series 2021-NPL8 Class A1
04/25/2051	2.116%	6,175,894	5,512,629
Vericrest Opportunity Loan Transferee XCVI LLC(a),(c)
CMO Series 2021-NPL5 Class A1
03/27/2051	2.116%	5,988,938	5,329,202
Vericrest Opportunity Loan Transferee XCVII LLC(a),(c)
CMO Series 2021-NPL6 Class A1
04/25/2051	2.240%	24,176,640	21,563,448
Vericrest Opportunity Loan Trust CI LLC(a),(c)
CMO Series 2021-NP10 Class A1
05/25/2051	1.992%	17,045,255	15,304,338
Verus Securitization Trust(a),(c)
CMO Series 2019-4 Class A3
11/25/2059	3.000%	3,657,604	3,443,876
CMO Series 2020-1 Class M1
01/25/2060	3.021%	6,350,000	4,628,578
CMO Series 2020-2 Class A1
05/25/2060	2.226%	731,239	699,183
CMO Series 2020-INV1 Class A1
03/25/2060	1.977%	299,406	289,158
CMO Series 2021-R1 Class A2
10/25/2063	1.057%	1,263,995	1,088,511
CMO Series 2021-R1 Class A3
10/25/2063	1.262%	1,610,575	1,379,735
CMO Series 2022-1 Class A1
01/25/2067	2.724%	23,413,421	20,242,761
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-4 Class A1
04/25/2067	4.474%	2,997,943	2,858,325
Visio Trust(a),(c)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	2,124,711	1,960,704
Visio Trust(a)
CMO Series 2020-1R Class A2
11/25/2055	1.567%	1,153,161	1,016,300
CMO Series 2020-1R Class A3
11/25/2055	1.873%	1,312,176	1,164,232
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $938,261,837)			850,339,036

Senior Loans 0.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
WR Grace Holdings LLC(b),(j)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 09/22/2028	7.438%	213,387	209,120
Consumer Cyclical Services 0.0%
8th Avenue Food & Provisions, Inc.(b),(j)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% 10/01/2026	11.821%	32,969	25,963
Media and Entertainment 0.0%
Cengage Learning, Inc.(b),(j)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	7.814%	351,990	322,599
Technology 0.0%
Ascend Learning LLC(b),(j)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/11/2028	7.571%	249,118	235,346
2nd Lien Term Loan
1-month USD LIBOR + 5.750% Floor 0.500% 12/10/2029	9.821%	150,000	127,125
DCert Buyer, Inc.(b),(j)
2nd Lien Term Loan
1-month USD LIBOR + 7.000% 02/19/2029	11.696%	233,000	211,012

Columbia Balanced Fund | First Quarter Report 2022	23

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Epicore Software Corp.(b),(j)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% Floor 1.000% 07/31/2028	11.821%	104,000	102,570
UKG, Inc.(b),(j)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 05/04/2026	6.998%	149,772	144,467
2nd Lien Term Loan
1-month USD LIBOR + 5.250% Floor 0.500% 05/03/2027	8.998%	291,000	266,265
Total			1,086,785
Total Senior Loans (Cost $1,771,152)			1,644,467

U.S. Treasury Obligations 0.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(h)
02/15/2045	2.500%	36,025,000	27,778,652
Total U.S. Treasury Obligations (Cost $34,348,171)			27,778,652

Money Market Funds 7.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.989%(k),(l)	549,836,727	549,616,792
Total Money Market Funds (Cost $549,612,119)		549,616,792
Total Investments in Securities (Cost: $6,996,778,706)		8,369,533,813
Other Assets & Liabilities, Net		(758,104,182)
Net Assets		7,611,429,631

At November 30, 2022, securities and/or cash totaling $18,141,870 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	5,172	03/2023	USD	587,022,000	4,543,796	—
U.S. Treasury 5-Year Note	1,400	03/2023	USD	151,998,438	880,503	—
U.S. Treasury Ultra Bond	225	03/2023	USD	30,663,281	581,195	—
Total					6,005,494	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(615)	03/2023	USD	(126,296,016)	—	(203,036)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2022, the total value of these securities amounted to $1,865,917,433, which represents 24.51% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of November 30, 2022.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of November 30, 2022.
(d)	Non-income producing investment.
(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of November 30, 2022.
(g)	Principal and interest may not be guaranteed by a governmental entity.
(h)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(i)	Represents a security purchased on a when-issued basis.
24	Columbia Balanced Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
(j)	The stated interest rate represents the weighted average interest rate at November 30, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(k)	The rate shown is the seven-day current annualized yield at November 30, 2022.
(l)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.989%
	626,292,933	531,381,582	(608,137,041)	79,318	549,616,792	(37,421)	3,695,490	549,836,727
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Balanced Fund | First Quarter Report 2022	25

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT120_08_N01_(01/23)